Property and Equipment, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Total property and equiptment, at cost	$ 2,170,191,000	$ 2,235,778,000
Less accumulated depreciation	(707,436,000)	(643,987,000)
Total property and equipment, net	1,462,755,000	1,591,791,000
Depreciation expense	153,400,000	157,400,000	175,600,000
Drilling rigs and marine equipment
Property, Plant and Equipment [Line Items]
Total property and equiptment, at cost	2,077,330,000	2,133,045,000
Drilling machinery and equipment
Property, Plant and Equipment [Line Items]
Total property and equiptment, at cost	62,774,000	75,101,000
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equiptment, at cost	10,263,000	10,263,000
Automobiles and trucks
Property, Plant and Equipment [Line Items]
Total property and equiptment, at cost	2,467,000	2,225,000
Computer equipment
Property, Plant and Equipment [Line Items]
Total property and equiptment, at cost	16,054,000	14,058,000
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equiptment, at cost	1,303,000	1,086,000
Loss from Discontinued Operations
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 15,900,000	$ 16,700,000	$ 20,400,000